Form N-1A Cover	Aug. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2023
Prospectus Date	Jan. 12, 2024
Supplement to Prospectus [Text Block]
Neuberger Berman ETF Trust®
Neuberger Berman Option Strategy ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information of Neuberger Berman Option Strategy ETF, each dated January 12, 2024
This supplement describes important changes affecting the distribution practices and frequency for the Neuberger Berman Option Strategy ETF (the “Fund”).  These changes are effective immediately. The first monthly distribution will be for the month ended April 30, 2024 and will be paid in May 2024.  For additional details on the Fund's distribution schedule please visit www.nb.com/ETF.

Effective immediately:
1.	The following risk is hereby added to the “Principal Investment Risks” section of the Fund’s Summary Prospectus and Prospectus:
The date of this supplement is April 5, 2024.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Neuberger Berman Option Strategy ETF
Prospectus [Line Items]
Trading Symbol	NBOS